Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions
Total related party payments	$ 156	$ 41
American Institute of Research
Related Party Transactions
Total related party payments	40	24
Karen M Johnson
Related Party Transactions
Total related party payments	19
Richard Barasch
Related Party Transactions
Total related party payments	5
Anne M. McGeorge
Related Party Transactions
Total related party payments	19
Mohit Kaushal
Related Party Transactions
Total related party payments	19
Ravi Sarin
Related Party Transactions
Total related party payments	19
Maeve O'Meara Duke
Related Party Transactions
Total related party payments	19
Richy Agajanian MD
Related Party Transactions
Total related party payments	$ 16	4
Veeral Desai
Related Party Transactions
Total related party payments		$ 13